RULE S-X 3-10 BALANCE SHEET (Details) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents		$ 52,011	$ 57,968		$ 41,461	$ 59,290
Restricted cash and cash equivalents		1,694	1,694
Investments		77,347	70,696
Intercompany investments in subsidiaries		0	0
Receivables		8,925	7,075
Prepaid and other assets		2,817	1,973
Deferred tax assets, net		43,110	44,425			55,475
Equipment and improvements, net		4,562	4,866			5,194
Intangible assets, net		5,393	6,857			15,074
Goodwill		76,000	76,000
Subtotal		271,859	271,554
Assets		1,728,079	1,747,203
Due to brokers		0	61
Accrued and other liabilities		12,451	18,397
Contingent Liabilities		8,142	8,338
Long-term debt		156,237	156,161
Subtotal		185,500	182,957
Liabilities		1,551,611	1,568,401
Common Stock, Value, Issued		25	25
Intercompany Preferred Units		0	0	[1]
Treasury Stock, Value		(435)	0
Additional paid-in capital		994,766	992,419
Retained earnings (deficit)		(825,656)	(821,491)
Stockholders' Equity Attributable to Parent		168,700	170,953
TOTAL EQUITY		176,468	178,802		198,558	521,902
TOTAL LIABILITIES AND EQUITY		1,728,079	1,747,203
CIFC LLC
Cash and cash equivalents			57,968			59,290	$ 25,497
Restricted cash and cash equivalents			1,694			1,694
Investments			70,696			38,699
Intercompany investments in subsidiaries			0			0
Receivables			7,075			2,135
Prepaid and other assets			1,973			2,285
Deferred tax assets, net			44,425			55,475
Equipment and improvements, net			4,866			5,194
Intangible assets, net			6,857			15,074
Goodwill			76,000			76,000
Subtotal			271,554			255,846
Assets			1,747,203			13,146,305
Due to brokers			61			0
Accrued and other liabilities			18,397			15,584
Contingent Liabilities			8,338			12,668
Long-term debt			156,161			118,170
Subtotal			182,957			146,422
Liabilities			1,568,401			12,624,403
Common Stock, Value, Issued			25			25
Intercompany Preferred Units			0
Treasury Stock, Value			0			(914)
Additional paid-in capital			992,419			988,904
Retained earnings (deficit)			(821,491)			(811,695)
Stockholders' Equity Attributable to Parent			170,953			176,320
TOTAL EQUITY			178,802			521,902	$ 307,753
TOTAL LIABILITIES AND EQUITY			1,747,203			13,146,305
Consolidated VIEs
Restricted cash and cash equivalents		80,592	94,018
Due from brokers		24,293	25,910
Investments		1,346,963	1,351,403
Receivables		4,185	4,109
Prepaid and other assets		187	209
Assets	[2]	1,456,220	1,475,649
Due to brokers		49,350	71,603
Accrued and other liabilities		229	193
Interest payable		4,474	5,090
Liabilities	[2]	1,366,111	1,385,444
Consolidated VIEs | CIFC LLC
Restricted cash and cash equivalents			94,018			929,401
Due from brokers			25,910			102,373
Investments			1,351,403			11,573,164
Receivables			4,109			40,235
Prepaid and other assets			209			0
Assets	[2]		1,475,649			12,645,173
Due to brokers			71,603			372,956
Accrued and other liabilities			193			1,230
Interest payable			5,090			36,174
Liabilities	[2]		1,385,444			12,459,394
Retained Earnings, Appropriated			0			134,764
Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		7,768	7,849
Consolidated Funds | CIFC LLC
Noncontrolling interests in Consolidated Funds (Note 2)			7,849			210,818
Consolidated Entities
Restricted cash and cash equivalents		80,592	94,018
Due from brokers		24,293	25,910
Investments		1,346,963	1,351,403
Receivables		4,185	4,109
Prepaid and other assets		187	209
Assets	[2]	1,456,220	1,475,649
Due to brokers		49,350	71,603
Accrued and other liabilities		229	193
Interest payable		4,474	5,090
Long-term debt		1,312,058	1,308,558
Liabilities	[2]	1,366,111	1,385,444
Consolidated Entities | CIFC LLC
Restricted cash and cash equivalents			94,018			935,416
Due from brokers			25,910			120,541
Investments			1,351,403			11,772,826
Receivables			4,109			40,994
Prepaid and other assets			209			20,682
Assets	[2]		1,475,649			12,890,459
Due to brokers			71,603			391,291
Accrued and other liabilities			193			1,482
Interest payable			5,090			36,174
Long-term debt			1,308,558			12,049,034
Liabilities	[2]		1,385,444			12,477,981
Parent Company [Member]
Cash and cash equivalents		1,094	0		0	0
Restricted cash and cash equivalents		0	0			0
Investments		0	0			$ 0
Intercompany investments in subsidiaries		177,449	170,174
Receivables		154	785			$ 0
Prepaid and other assets		0	0			0
Deferred tax assets, net		0	0			0
Equipment and improvements, net		0	0			0
Intangible assets, net		0	0			0
Goodwill		0	0			0
Subtotal		178,697	170,959			0
Assets		178,697	170,959			0
Due to brokers			0
Accrued and other liabilities		1,322	50			0
Contingent Liabilities		0	0			0
Long-term debt		0	0			0
Subtotal		9,992	50			0
Liabilities		9,992	50			0
Common Stock, Value, Issued		25	25			0
Intercompany Preferred Units		0	0	[1]
Treasury Stock, Value		435	0			0
Additional paid-in capital		994,771	992,425			0
Retained earnings (deficit)		(825,656)	(821,541)			0
Stockholders' Equity Attributable to Parent		168,705	170,909			0
TOTAL EQUITY		168,705	170,909			0
TOTAL LIABILITIES AND EQUITY		178,697	170,959			0
Parent Company [Member] | Consolidated VIEs
Retained Earnings, Appropriated						0
Parent Company [Member] | Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		0	0			0
Parent Company [Member] | Consolidated Entities
Restricted cash and cash equivalents		0	0			0
Due from brokers		0	0			0
Investments		0	0			0
Receivables		0	0			0
Prepaid and other assets		0	0			0
Assets	[2]	0	0			0
Due to brokers		0	0			0
Accrued and other liabilities		0	0			0
Interest payable		0	0			0
Long-term debt		0	0			0
Liabilities	[2]	0	0			0
Subsidiary Issuer [Member]
Cash and cash equivalents		382	1,392		954	2,156	$ 872
Restricted cash and cash equivalents		0	0			0
Investments		0	0			0
Intercompany investments in subsidiaries		104,281	120,896			156,053
Receivables		3,546	295			721
Prepaid and other assets		1,172	1,621			2,106
Deferred tax assets, net		43,110	44,425			55,475
Equipment and improvements, net		0	0			0
Intangible assets, net		5,393	6,232			13,275
Goodwill		66,549	66,549			66,550
Subtotal		224,433	241,410			296,336
Assets		224,433	241,410			296,336
Due to brokers			61
Accrued and other liabilities		4,172	24,185			1,846
Contingent Liabilities		0	0			0
Long-term debt		156,237	156,161			118,170
Subtotal		160,409	180,407			120,016
Liabilities		160,409	180,407			120,016
Common Stock, Value, Issued		1	25			25
Intercompany Preferred Units		0	0	[1]
Treasury Stock, Value		0	0			(914)
Additional paid-in capital		885,377	992,419			988,904
Retained earnings (deficit)		(821,354)	(931,441)			(811,695)
Stockholders' Equity Attributable to Parent		64,024	61,003			176,320
TOTAL EQUITY		64,024	61,003			176,320
TOTAL LIABILITIES AND EQUITY		224,433	241,410			296,336
Subsidiary Issuer [Member] | Consolidated VIEs
Retained Earnings, Appropriated						0
Subsidiary Issuer [Member] | Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		0	0			0
Subsidiary Issuer [Member] | Consolidated Entities
Restricted cash and cash equivalents		0	0			0
Due from brokers		0	0			0
Investments		0	0			0
Receivables		0	0			0
Prepaid and other assets		0	0			0
Assets	[2]	0	0			0
Due to brokers		0	0			0
Accrued and other liabilities		0	0			0
Interest payable		0	0			0
Long-term debt		0	0			0
Liabilities	[2]	0	0			0
Guarantor Subsidiaries [Member]
Cash and cash equivalents		50,535	56,576		40,507	57,134	20,494
Restricted cash and cash equivalents		1,694	1,694			1,694
Investments		159,177	152,455			80,115
Intercompany investments in subsidiaries		113,497	61,004			0
Receivables		7,909	27,242			5,759
Prepaid and other assets		1,645	352			179
Deferred tax assets, net		0	0			0
Equipment and improvements, net		4,562	4,866			5,194
Intangible assets, net		0	625			1,799
Goodwill		9,451	9,451			9,450
Subtotal		348,470	314,265			161,324
Assets		348,470	314,265			249,205
Due to brokers			0
Accrued and other liabilities		9,126	14,808			13,738
Contingent Liabilities		8,142	8,338			12,668
Long-term debt		0	0			0
Subtotal		17,268	23,146			26,406
Liabilities		17,268	23,146			93,152
Common Stock, Value, Issued		0	0			0
Intercompany Preferred Units		85,000	$ 85,000	[1]
Treasury Stock, Value		0				0
Additional paid-in capital		662,399	$ 528,946			591,518
Retained earnings (deficit)		(416,197)	(322,827)			(435,465)
Stockholders' Equity Attributable to Parent		331,202	291,119			156,053
TOTAL EQUITY		331,202	291,119			156,053
TOTAL LIABILITIES AND EQUITY		348,470	314,265			249,205
Guarantor Subsidiaries [Member] | Consolidated VIEs
Retained Earnings, Appropriated						0
Guarantor Subsidiaries [Member] | Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		0	0			0
Guarantor Subsidiaries [Member] | Consolidated Entities
Restricted cash and cash equivalents		0	0			6,872
Due from brokers		0	0			36,645
Investments		0	0			44,083
Receivables		0	0			281
Prepaid and other assets		0	0			0
Assets	[2]	0	0			87,881
Due to brokers		0	0			15,583
Accrued and other liabilities		0	0			0
Interest payable		0	0			163
Long-term debt		0	0			51,000
Liabilities	[2]	0	0			66,746
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents		0	0		0	0	4,131
Restricted cash and cash equivalents		0	0			0
Investments		0	0			0
Intercompany investments in subsidiaries		0	0			0
Receivables		0	0			0
Prepaid and other assets		0	0			0
Deferred tax assets, net		0	0			0
Equipment and improvements, net		0	0			0
Intangible assets, net		0	0			0
Goodwill		0	0			0
Subtotal		0	0			0
Assets		1,456,220	1,475,649			12,802,578
Due to brokers			0
Accrued and other liabilities		0	0			0
Contingent Liabilities		0	0			0
Long-term debt		0	0			0
Subtotal		0	0			0
Liabilities		1,414,823	1,434,586			12,440,818
Common Stock, Value, Issued		0	0			0
Intercompany Preferred Units		0	0	[1]
Treasury Stock, Value		0	0			0
Additional paid-in capital		0	0			0
Retained earnings (deficit)		0	0			0
Stockholders' Equity Attributable to Parent		0	0			0
TOTAL EQUITY		41,397	41,063			361,760
TOTAL LIABILITIES AND EQUITY		1,456,220	1,475,649			12,802,578
Non-Guarantor Subsidiaries [Member] | Consolidated VIEs
Retained Earnings, Appropriated						134,764
Non-Guarantor Subsidiaries [Member] | Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		41,397	41,063			226,996
Non-Guarantor Subsidiaries [Member] | Consolidated Entities
Restricted cash and cash equivalents		80,592	94,018			928,544
Due from brokers		24,293	25,910			83,896
Investments		1,346,963	1,351,403			11,728,743
Receivables		4,185	4,109			40,713
Prepaid and other assets		187	209			20,682
Assets	[2]	1,456,220	1,475,649			12,802,578
Due to brokers		49,350	71,603			375,708
Accrued and other liabilities		623	631			5,825
Interest payable		4,595	5,257			36,013
Long-term debt		1,360,255	1,357,095			12,023,272
Liabilities	[2]	1,414,823	1,434,586			12,440,818
Consolidation, Eliminations [Member]
Cash and cash equivalents		0	0		$ 0	0	$ 0
Restricted cash and cash equivalents		0	0			0
Investments		(81,830)	(81,759)			(41,416)
Intercompany investments in subsidiaries		(395,227)	(352,074)			(156,053)
Receivables		(2,684)	(21,247)			(4,345)
Prepaid and other assets		0	0			0
Deferred tax assets, net		0	0			0
Equipment and improvements, net		0	0			0
Intangible assets, net		0	0			0
Goodwill		0	0			0
Subtotal		(479,741)	(455,080)			(201,814)
Assets		(479,741)	(455,080)			(201,814)
Due to brokers			0
Accrued and other liabilities		(2,169)	(20,646)			0
Contingent Liabilities		0	0			0
Long-term debt		0	0			0
Subtotal		(2,169)	(20,646)			0
Liabilities		(50,881)	(69,788)			(29,583)
Common Stock, Value, Issued		(1)	(25)			0
Intercompany Preferred Units		(85,000)	(85,000)	[1]
Treasury Stock, Value		0	0			0
Additional paid-in capital		(1,547,781)	(1,521,371)			(591,518)
Retained earnings (deficit)		1,237,551	1,254,318			435,465
Stockholders' Equity Attributable to Parent		(395,231)	(352,078)			(156,053)
TOTAL EQUITY		(428,860)	(385,292)			(172,231)
TOTAL LIABILITIES AND EQUITY		(479,741)	(455,080)			$ (201,814)
Consolidation, Eliminations [Member] | Consolidated VIEs
Retained Earnings, Appropriated
Consolidation, Eliminations [Member] | Consolidated Funds
Noncontrolling interests in Consolidated Funds (Note 2)		(33,629)	(33,214)			$ (16,178)
Consolidation, Eliminations [Member] | Consolidated Entities
Restricted cash and cash equivalents		0	0			0
Due from brokers		0	0			$ 0
Investments		0	0
Receivables		0	0			$ 0
Prepaid and other assets		0	0			0
Assets	[2]	0	0			0
Due to brokers		0	0			0
Accrued and other liabilities		(394)	(438)			(4,343)
Interest payable		(121)	(167)			(2)
Long-term debt		(48,197)	(48,537)			(25,238)
Liabilities	[2]	$ (48,712)	$ (49,142)			$ (29,583)

[1]	CIFC Corp. holds 85.0 million of intercompany non-voting series A preferred units that bear an annual rate of 3.5%.
[2]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.